FINANCIAL STATEMENTS OF
PRIAC VARIABLE CONTRACT ACCOUNT A
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM Balanced Fund (Class Z)
ASSETS
Investment in the portfolios, at fair value	$8,221,837	$4	$13,881,948	$7,597,352	$24,895,329
Receivable from (Payable to) the Prudential
Retirement Insurance and Annuity Company	5	(4)	—	7	80
Net Assets	$8,221,842	$—	$13,881,948	$7,597,359	$24,895,409

NET ASSETS, representing:
Equity of Participants	$8,221,842	$—	$13,881,948	$7,597,359	$24,895,409
Equity of the Prudential Retirement
Insurance and Annuity Company	—	—	—	—	—
	$8,221,842	$—	$13,881,948	$7,597,359	$24,895,409

Units outstanding	428,114	—	747,588	448,032	998,606

Portfolio shares held	333,138	—	606,463	385,652	1,428,303
Portfolio net asset value per share	$24.68	$16.80	$22.89	$19.70	$17.43
Investment in portfolio shares, at cost	$3,076,639	$2	$5,797,622	$4,482,154	$20,045,516

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM Balanced Fund (Class Z)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$354,505

EXPENSES
Charges for mortality and expense risk, and for
administration	67,168	—	127,861	66,015	232,139

NET INVESTMENT INCOME (LOSS)	(67,168)	—	(127,861)	(66,015)	122,366

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	49,857
Net realized gain (loss) on shares redeemed	(6,362)	—	1,013,760	2,983	(47,043)
Net change in unrealized appreciation (depreciation) on investments	914,613	—	48,195	556,264	1,749,426

NET GAIN (LOSS) ON INVESTMENTS	908,251	—	1,061,955	559,247	1,752,240

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$841,083	$—	$934,094	$493,232	$1,874,606

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRIAC VARIABLE CONTRACT ACCOUNT A
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Vanguard Balanced Index Fund (Institutional Shares)	PGIM 60/40 Allocation Fund (Class R6)
ASSETS
Investment in the portfolios, at fair value	$51,864,316	$48,882,605
Receivable from (Payable to) the Prudential
Retirement Insurance and Annuity Company	21	311
Net Assets	$51,864,337	$48,882,916

NET ASSETS, representing:
Equity of Participants	$51,862,996	$48,878,827
Equity of the Prudential Retirement
Insurance and Annuity Company	1,341	4,089
	$51,864,337	$48,882,916

Units outstanding	2,496,350	3,732,507

Portfolio shares held	1,169,432	4,013,351
Portfolio net asset value per share	$44.35	$12.18
Investment in portfolio shares, at cost	$30,070,689	$43,466,611

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Balanced Index Fund (Institutional Shares)	PGIM 60/40 Allocation Fund (Class R6)
	1/1/2020	1/1/2020
	to	to
	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$1,103,858	$738,955

EXPENSES
Charges for mortality and expense risk, and for
administration	774,935	337,782

NET INVESTMENT INCOME (LOSS)	328,923	401,173

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	603,529	477,303
Net realized gain (loss) on shares redeemed	5,420,856	(272,888)
Net change in unrealized appreciation (depreciation) on investments	2,008,194	3,505,792

NET GAIN (LOSS) ON INVESTMENTS	8,032,579	3,710,207

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,361,502	$4,111,380

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRIAC VARIABLE CONTRACT ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM Balanced Fund (Class Z)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(67,168)	$—	$(127,861)	$(66,015)	$122,366
Capital gains distributions received	—	—	—	—	49,857
Net realized gain (loss) on shares redeemed	(6,362)	—	1,013,760	2,983	(47,043)
Net change in unrealized appreciation (depreciation) on investments	914,613	—	48,195	556,264	1,749,426

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	841,083	—	934,094	493,232	1,874,606

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,448,391	—	2,290,913	1,359,665	2,730,012
Participant loans	—	—	—	—	(3,886)
Participant loan repayments and interest	—	—	—	—	20,387
Surrenders, withdrawals and death benefits	(486,052)	—	(2,893,140)	(223,785)	(2,244,097)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	(2,854)
Other charges	(50)	—	(25)	(50)	(9,610)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	962,289	—	(602,252)	1,135,830	489,952

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET
ASSETS	1,803,372	—	331,842	1,629,062	2,364,558

NET ASSETS
Beginning of period	6,418,470	—	13,550,106	5,968,297	22,530,851
End of period	$8,221,842	$—	$13,881,948	$7,597,359	$24,895,409

Beginning units	375,266	—	806,675	379,828	969,366
Units issued	81,400	—	187,468	82,986	141,180
Units redeemed	(28,552)	—	(246,555)	(14,782)	(111,940)
Ending units	428,114	—	747,588	448,032	998,606

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRIAC VARIABLE CONTRACT ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Vanguard Balanced Index Fund (Institutional Shares)	PGIM 60/40 Allocation Fund (Class R6)
	1/1/2020	1/1/2020
	to	to
	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$328,923	$401,173
Capital gains distributions received	603,529	477,303
Net realized gain (loss) on shares redeemed	5,420,856	(272,888)
Net change in unrealized appreciation (depreciation) on investments	2,008,194	3,505,792

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,361,502	4,111,380

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,820,628	27,290,683
Participant loans	—	—
Participant loan repayments and interest	—	—
Surrenders, withdrawals and death benefits	(82,093,422)	(5,307,105)
Net transfers between other subaccounts
or fixed rate option	—	159,043
Other charges	—	(1,277)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(17,272,794)	22,141,344

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—

TOTAL INCREASE (DECREASE) IN NET
ASSETS	(8,911,292)	26,252,724

NET ASSETS
Beginning of period	60,775,629	22,630,192
End of period	$51,864,337	$48,882,916

Beginning units	3,408,104	1,889,335
Units issued	2,943,354	2,342,019
Units redeemed	(3,855,108)	(498,847)
Ending units	2,496,350	3,732,507

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRIAC VARIABLE CONTRACT ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM Balanced Fund (Class Z)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(82,081)	$(1,611)	$(151,320)	$(65,449)	$124,448
Capital gains distributions received	—	—	—	—	379,712
Net realized gain (loss) on shares redeemed	1,058,247	108,757	556,227	7,955	(394,641)
Net change in unrealized appreciation (depreciation) on investments	405,078	(89,448)	1,697,409	726,140	3,400,973

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,381,244	17,698	2,102,316	668,646	3,510,492

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	548,578	862,450	1,567,025
Participant loans	—	—	—	—	(8,173)
Participant loan repayments and interest	—	—	—	—	25,183
Surrenders, withdrawals and death benefits	(2,408,095)	(285,984)	(1,037,178)	(287,657)	(2,209,844)
Net transfers between other subaccounts
or fixed rate option	—	—	—	—	(9,142,347)
Other charges	(50)	—	(128)	(47)	(6,626)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,408,145)	(285,984)	(488,728)	574,746	(9,774,782)

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET
ASSETS	(1,026,901)	(268,286)	1,613,588	1,243,392	(6,264,290)

NET ASSETS
Beginning of period	7,445,371	268,286	11,936,518	4,724,905	28,795,141
End of period	$6,418,470	$—	$13,550,106	$5,968,297	$22,530,851

Beginning units	528,506	23,969	845,575	342,868	1,613,987
Units issued	488,012	23,967	857,658	395,471	762,015
Units redeemed	(641,252)	(47,936)	(896,558)	(358,511)	(1,406,636)
Ending units	375,266	—	806,675	379,828	969,366

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRIAC VARIABLE CONTRACT ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Vanguard Balanced Index Fund (Institutional Shares)	PGIM 60/40 Allocation Fund (Class R6)
	1/1/2019	1/1/2019
	to	to
	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$551,339	$414,543
Capital gains distributions received	101,341	359,751
Net realized gain (loss) on shares redeemed	233,889	15,225
Net change in unrealized appreciation (depreciation) on investments	9,643,880	2,243,559

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	10,530,449	3,033,078

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	7,691,940	8,890,642
Participant loans	—	—
Participant loan repayments and interest	—	—
Surrenders, withdrawals and death benefits	(10,036,942)	(2,108,661)
Net transfers between other subaccounts
or fixed rate option	—	9,015,877
Other charges	—	(655)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(2,345,002)	15,797,203

NET INCREASE (DECREASE) IN NET ASSETS
RETAINED IN THE ACCOUNT	1,000	—

TOTAL INCREASE (DECREASE) IN NET
ASSETS	8,186,447	18,830,281

NET ASSETS
Beginning of period	52,589,182	3,799,911
End of period	$60,775,629	22,630,192

Beginning units	3,545,349	385,201
Units issued	298,167	4,005,902
Units redeemed	(435,412)	(2,501,768)
Ending units	3,408,104	1,889,335

The accompanying notes are an integral part of these financial statements.
A6

NOTES TO FINANCIAL STATEMENTS OF
PRIAC VARIABLE CONTRACT ACCOUNT A
December 31, 2020

Note 1:    General

PRIAC Variable Contract Account A (the “Account”) was established under the laws of the State of Connecticut on October 6, 2006 as a separate investment account of the Prudential Retirement Insurance and Annuity Company ("PRIAC"). PRIAC is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of PRIAC. Proceeds from purchases of the variable annuity contracts listed below (individually, a “contract” or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business PRIAC may conduct.

Prudential Retirement Security Annuity ("PRSA")	Prudential Retirement Security Annuity V ("PRSA V")
Prudential Retirement Security Annuity II ("PRSA II")	Prudential Retirement Security Annuity VI ("PRSA VI")
Prudential Retirement Security Annuity III ("PRSA III")	Prudential Retirement Security Annuity VII ("PRSA VII")
Prudential Retirement Security Annuity IV ("PRSA IV")

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used in connection with contracts sold to retirement arrangements that qualify for federal tax benefits under Sections 401(a), 403(b), 408(a), 408A or 457 of the Internal Revenue Code of 1986, as amended. The contracts may be individual annuity contracts or group annuity contracts issued to plan sponsors (individually, a “contract owner” and collectively, the “contract owners”), who make contributions under them on behalf of their participants, or group or individual annuity contracts funding custodial accounts established as individual retirement accounts. Contract owners may also make contributions to their retirement account.

The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either the Advanced Series Trust, the PGIM Balanced Fund, the Vanguard Balanced Index Fund, or the PGIM 60/40 Allocation Fund (collectively, the “Portfolios”). Investment options vary by contract.

The corresponding subaccount names are as follows:

AST Capital Growth Asset Allocation Portfolio	PGIM Balanced Fund (Class Z)
AST Academic Strategies Asset Allocation Portfolio	Vanguard Balanced Index Fund (Institutional Shares)
AST Balanced Asset Allocation Portfolio	PGIM 60/40 Allocation Fund (Class R6)
AST Preservation Asset Allocation Portfolio

There were no mergers during the period ended December 31, 2020.

The Advanced Series Trust is an open-end management investment company, and each portfolio of the Advanced Series Trust is managed by affiliates of Prudential. The PGIM Balanced Fund and the PGIM 60/40 Allocation Fund are diversified open-end balanced mutual funds managed by PGIM Investments LLC ("PGIM Investments"). The Vanguard Balanced Index Fund is an open-end management investment company advised by the Vanguard Group, Inc.

Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has
A7

Note 1:    General (continued)
adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the specific identification method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

A8

Note 4:    Taxes

PRIAC is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
AST Capital Growth Asset Allocation Portfolio	$1,440,193	$545,076
AST Academic Strategies Asset Allocation Portfolio	—	—
AST Balanced Asset Allocation Portfolio	2,263,829	2,993,942
AST Preservation Asset Allocation Portfolio	1,354,279	284,467
PGIM Balanced Fund (Class Z)	2,657,692	2,399,883
Vanguard Balanced Index Fund (Institutional Shares)	47,793,869	65,841,720
PGIM 60/40 Allocation Fund (Class R6)	27,374,082	5,570,547

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of the Advanced Series Trust, the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

Prudential Investments Portfolios, Inc. ("PIP Inc.") and Prudential Investments Portfolios 5 ("PIP 5"), on behalf of the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund, respectively, have entered into management agreements with PGIM Investments, and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to the PGIM Balanced Fund, the PGIM 60/40 Allocation Fund and each portfolio of the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

PIP Inc. and PIP 5, on behalf of the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund, respectively, have distribution agreements with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of each class of shares of the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund. Pursuant to distribution and service plans, the portfolio pays PIMS a distribution and service fee for each class of shares of the portfolio other than Class Z and Class R6, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

A9

Note 6: Related Party Transactions (continued)
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of the Advanced Series Trust, the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund.

Certain charges and fees of the portfolios of the Advanced Series Trust, the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See the Advanced Series Trust, the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the portfolios of the Advanced Series Trust, the PGIM Balanced Fund and the PGIM 60/40 Allocation Fund in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.

Note 7:    Financial Highlights

PRIAC sells a number of retirement products that are funded through the Account. The contracts have unique combinations of features and fees that are charged against the assets in each subaccount. Differences in the fee structure result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by PRIAC and funded through the Account. Only contract designs within the Account that had contract owner units outstanding during the respective periods were considered when determining the ranges, which exclude PRIAC's position in the Account. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available options offered by PRIAC.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Capital Growth Asset Allocation Portfolio
December 31, 2020	428	$19.06	to	$19.22	$8,222	0.00%	0.95%	to	1.45%	11.79%	to	12.35%
December 31, 2019	375	$16.00	to	$17.11	$6,418	0.00%	0.95%	to	1.95%	7.44%	to	20.49%
December 31, 2018	529	$13.35	to	$14.15	$7,445	0.00%	1.45%	to	1.95%	-8.04%	to	-7.57%
December 31, 2017	546	$14.51	to	$15.31	$8,349	0.00%	1.45%	to	1.95%	15.62%	to	16.20%
December 31, 2016	608	$12.55	to	$13.18	$7,996	0.00%	1.45%	to	1.95%	4.78%	to	5.30%

A10

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest				Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest				Total Return*** Lowest — Highest
	AST Academic Strategies Asset Allocation Portfolio
December 31, 2020	—		$12.28	to	$16.04		$—	0.00%	0.00%	to	1.95%		2.21%	to	4.22%	(3)
December 31, 2019	—		$12.80	to	$12.85		$—	0.00%	0.95%	to	1.45%		5.70%	to	14.38%
December 31, 2018	24		$11.19	to	$11.19		$268	0.00%	1.45%	to	1.45%		-9.46%	to	-9.46%
December 31, 2017	24		$12.36	to	$12.36		$296	0.00%	1.45%	to	1.45%		10.97%	to	10.97%
December 31, 2016	69		$11.14	to	$11.14		$767	0.00%	1.45%	to	1.45%		4.81%	to	4.81%

	AST Balanced Asset Allocation Portfolio
December 31, 2020	748		$18.45	to	$18.61		$13,882	0.00%	0.95%	to	1.45%		10.16%	to	10.71%
December 31, 2019	807		$15.72	to	$16.81		$13,550	0.00%	0.95%	to	1.95%		6.82%	to	17.70%
December 31, 2018	846		$13.42	to	$14.23		$11,937	0.00%	1.45%	to	1.95%		-6.78%	to	-6.31%
December 31, 2017	942		$14.40	to	$15.19		$14,180	0.00%	1.45%	to	1.95%		12.69%	to	13.25%
December 31, 2016	1,086		$12.78	to	$13.41		$14,470	0.00%	1.45%	to	1.95%		4.25%	to	4.77%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	448		$16.85	to	$16.99		$7,597	0.00%	0.95%	to	1.45%		7.51%	to	8.05%
December 31, 2019	380		$14.71	to	$15.73		$5,968	0.00%	0.95%	to	1.95%		5.73%	to	13.09%
December 31, 2018	343		$13.07	to	$13.86		$4,725	0.00%	1.45%	to	1.95%		-4.73%	to	-4.25%
December 31, 2017	315		$13.72	to	$14.47		$4,527	0.00%	1.45%	to	1.95%		8.01%	to	8.55%
December 31, 2016	425		$12.70	to	$13.33		$5,649	0.00%	1.45%	to	1.95%		3.49%	to	4.01%

	PGIM Balanced Fund (Class Z)
December 31, 2020	999		$23.29	to	$25.99		$24,895	1.60%	1.00%	to	1.15%		7.87%	to	8.03%
December 31, 2019	969		$19.34	to	$24.05		$22,531	1.19%	1.00%	to	1.65%		7.23%	to	18.25%
December 31, 2018	1,614		$17.45	to	$18.26		$28,795	1.64%	1.15%	to	1.65%		-6.75%	to	-6.28%
December 31, 2017	1,627		$18.71	to	$19.48		$30,976	1.52%	1.15%	to	1.65%		12.49%	to	13.05%
December 31, 2016	1,294		$16.64	to	$17.23		$21,892	1.57%	1.15%	to	1.65%		6.35%	to	6.88%

	Vanguard Balanced Index Fund (Institutional Shares)
December 31, 2020	2,496		$20.49	to	$20.78		$51,864	1.81%	1.20%	to	1.30%		14.90%	to	27.40%
December 31, 2019	3,408		$17.83	to	$17.83		$60,776	2.25%	1.30%	to	1.30%		20.22%	to	20.22%
December 31, 2018	3,545		$11.29	to	$14.83		$52,589	2.18%	1.08%	to	1.32%		-4.08%	to	-3.86%
December 31, 2017	3,752		$11.74	to	$15.46		$57,813	2.08%	1.08%	to	1.40%		12.35%	to	12.64%
December 31, 2016	3,292		$10.15	to	$13.76		$45,179	2.21%	0.00%	to	1.40%		4.11%	to	7.65%

	PGIM 60/40 Allocation Fund (Class R6) (available September 29, 2017)
December 31, 2020	3,733		$13.06	to	$13.40		$48,883	2.31%	1.00%	to	1.15%		9.42%	to	9.59%
December 31, 2019	1,889		$11.11	to	$12.23		$22,630	2.97%	1.00%	to	1.65%		9.29%	to	20.86%
December 31, 2018	385		$9.86	to	$9.86		$3,800	4.27%	1.65%	to	1.65%		-5.67%	to	-5.67%
December 31, 2017	—	(1)	$10.50	to	$10.50	(2)	$3	1.50%	0.00%	to	0.00%	(2)	5.01%	to	5.01%	(2)
December 31, 2016	—		$—	to	$—		$—	0.00%	0.00%	to	0.00%		0.00%	to	0.00%
*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets, which are calculated for each underlying fee structure based on availability for investment. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs
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Note 7:    Financial Highlights (continued)
within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period.

(1)    Amount is less than 1,000 units and/or $1,000 in net assets.

(2)    All units were owned by Prudential and no expenses were charged. Inclusion of expenses in the calculation would result in a reduction in the unit value and total return presented.

(3)    Total return reflects the return had there been contract owners in the subaccount during the period.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to PRIAC.

Each annuity funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted through the redemptions of units, as detailed in the respective prospectuses. Fees and charges may be reduced or eliminated for certain contracts under which, due to economies of scale and other factors, our administrative costs are reduced.

Insurance and Administrative Charge - The insurance and administrative charge is the combination of the mortality and expense risk charges and the administrative charge deducted by the Account. The insurance and administrative charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. The following are the maximum insurance and administrative charges of the respective products, each funded through the Acccount. Current charges may be lower than these maximums. These charges are assessed through a reduction in unit values.

PRSA and PRSA II: 1.60%
PRSA III and PRSA VII: 1.75%
PRSA IV: 1.75% for Plan Type A, 1.50% for Plan Type B
PRSA V and VI: 1.50%

Contract Maintenance Charge - A contract maintenance charge of up to $150 per year may be assessed on a quarterly basis. Currently, for each annuity funded through the Account, this charge is waived. This charge may vary by contract type.

Guaranteed Benefit Charges - Each annuity funded through the Account offers a standard guaranteed minimum withdrawal benefit named Prudential IncomeFlex. Each annuity may also offer an optional spousal benefit, which allows the continuation of the Prudential IncomeFlex benefit for the lifetime of an eligible spouse.

For the PRSA and PRSA II, the charge for the standard benefit and optional spousal benefit is deducted on a daily basis from the net assets of each subaccount. The maximum charge for the standard Prudential IncomeFlex benefit is 1.45%. The maximum additional charge for the Spousal Prudential IncomeFlex benefit is 0.6%. Therefore, the maximum total charge for the spousal benefit is 2.05%.

For PRSA III, PRSA IV, PRSA V, PRSA VI, and PRSA VII, there is a standard and optional spousal benefit, however, there is no additional charge for the optional spousal benefit, rather there is a reduced insurance benefit. The maximum charges for Prudential IncomeFlex for the respective products are as follows:

PRSA III: 1.50%
PRSA IV: 1.50% for Plan Type A and Plan Type B
PRSA V: 1.80%
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Note 8:    Charges and Expenses (continued)

PRSA VI: 1.50%
PRSA VII: 1.50%

These charges are in addition to the other contract level charges and underlying mutual fund operating expenses. Current charges may be lower than these maximums. These charges are assessed through a reduction in unit values.

Transfer Fee - Except for PRSA V, a fee of up to $30 per transfer may be imposed for each transfer in excess of 12 in a contract year. Currently, this fee is waived.

Premium Taxes - Some states and municipalities impose premium based taxes, which currently range from 0% to 3.5%. A charge may be imposed against the Account for these tax obligations.

Participant Loan Charges - For PRSA IV, Prudential charges a loan application fee, the greatest of which currently is $100, which is deducted from the participant account at the time the loan is initiated. Prudential also charges a loan maintenance fee, the greatest of which currently is $60 per year for record keeping and other administrative services provided in connection with the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly. Under certain plans, the plan sponsor may pay loan fees, on behalf of participants in PRSA IV.

For PRSA VI, Prudential charges a loan application fee, the greatest of which currently is $50, which is deducted from the participant account at the time the loan is initiated. Prudential also charges a loan maintenance fee, the greatest of which currently is $25 per year for record keeping and other administrative services provided in connection with the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly.

Note 9:    Other

Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Participant loans represent amounts borrowed by contract owners using the contract as the security for the loan.

Participant loan repayments and interest represent payments made by contract owners to reduce the total outstanding participant loan principal plus accrued interest.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contracts, including amounts that contract owners have requested to be withdrawn or paid to them. In addition, the balance includes timing related adjustments on contract owners transactions, which are funded by the general account in order to maintain appropriate contract owners account balances.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts within the separate account, in addition to permitted transfers to and from the general account group annuity stable value products.

Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

Receivable from (Payable to) the Prudential Retirement Insurance and Annuity Company represents the amount PRIAC may owe to or expect to receive from the Account primarily related to processing contract owner payments, surrenders, withdrawals and death benefits, and/or fees. This amount is reflected in the Account’s Statements of Net Assets as either a receivable from or (payable to) PRIAC. The receivable/(payable) has no effect on the contract owner’s account or the related unit value.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Retirement Insurance and Annuity Company and
the Contract Owners of PRIAC Variable Contract Account A

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of PRIAC Variable Contract Account A indicated in the table below as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of PRIAC Variable Contract Account A as of December 31, 2020, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

AST Capital Growth Asset Allocation Portfolio	PGIM Balanced Fund (Class Z)
AST Academic Strategies Asset Allocation Portfolio	Vanguard Balanced Index Fund (Institutional Shares)
AST Balanced Asset Allocation Portfolio	PGIM 60/40 Allocation Fund (Class R6)
AST Preservation Asset Allocation Portfolio

Basis for Opinions

These financial statements are the responsibility of the Prudential Retirement Insurance and Annuity Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of PRIAC Variable Contract Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of PRIAC Variable Contract Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2021

We have served as the auditor of one or more of the subaccounts of PRIAC Variable Contract Account A since 2006.
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